CONVERTIBLE NOTES (Details Narrative)	Jan. 02, 2023 USD ($) shares	Jan. 19, 2021 $ / shares $ / shares	Jan. 19, 2021 $ / shares	Jan. 02, 2023 HKD ($) $ / shares
Defined Benefit Plan Disclosure [Line Items]
Issuance of warrants maturity date		5 years	5 years
Subsequent Event [Member]
Defined Benefit Plan Disclosure [Line Items]
Principal amount	$ 7,830,000			$ 60,682,500
Convertible conversion price				$ 0.65
Number of conversion shares issued | shares	93,357,690
Lexinter International Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Convertible conversion price		$ 0.65	$ 0.65
Lexinter International Inc [Member] | Warrant [Member]
Defined Benefit Plan Disclosure [Line Items]
Warrant, Exercise Price, Increase | (per share)		$ 1.00	$ 0.65